Accruals and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accruals and other current liabilities
Salary and welfare payable	$ 13,796	$ 16,850
Cloud infrastructure and IT related services fee payables	4,214	3,214
Payment from depositary bank, current (1)	3,113	3,113
Tax payables	2,479	787
Professional service fee payables	2,203	2,036
Membership fee to be refunded (2)	1,857	388
Deposit payable	1,412	1,436
Sales return allowances	1,223	1,004
Advertising and promotion fee payables	975	1,078
Product warranty	200	213
Payables for share repurchase (3)		716
Others	1,335	2,548
Total accruals and other current liabilities	32,807	33,383
Other non-current liabilities
Payment from depositary bank, non-current (1)	3,891	7,004
Total accruals and other liabilities	$ 36,698	$ 40,387